Schedule of hydroelectric generators by technology and scales values (Details)	12 Months Ended
Dec. 31, 2021
Base And Additional Remuneration To Hydroelectric Generators [Member]
IfrsStatementLineItems [Line Items]
Remuneration SRRYME No. 1/19 (US$ / MW-month)	3,000
Remuneration SE No. 31/20 ($ / MW-month)	132,000
Remuneration SE No. 440/21 ($ / MW-month)	170,280
Base And Additional Remuneration To Hydroelectric Generators One [Member]
IfrsStatementLineItems [Line Items]
Remuneration SRRYME No. 1/19 (US$ / MW-month)	4,500
Remuneration SE No. 31/20 ($ / MW-month)	181,500
Remuneration SE No. 440/21 ($ / MW-month)	234,135
Base And Additional Remuneration To Hydroelectric Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Remuneration SRRYME No. 1/19 (US$ / MW-month)	2,000
Remuneration SE No. 31/20 ($ / MW-month)	132,000
Remuneration SE No. 440/21 ($ / MW-month)	170,280
Base And Additional Remuneration To Hydroelectric Generators 3 [Member]
IfrsStatementLineItems [Line Items]
Remuneration SRRYME No. 1/19 (US$ / MW-month)	8,000
Remuneration SE No. 31/20 ($ / MW-month)	297,000
Remuneration SE No. 440/21 ($ / MW-month)	383,130
Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Large CC Capacity > 150 MW
Remuneration SRRYME No. 1/19 (US$ / MW-month)	3,050
Remuneration SE No. 31/20 ($ / MW-month)	100,650
Remuneration SE No. 440/21 ($ / MW-month)	129,839
Minimum Remuneration To Thermal Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Small ST Capacity ≤100 MW
Remuneration SRRYME No. 1/19 (US$ / MW-month)	5,200
Remuneration SE No. 31/20 ($ / MW-month)	171,600
Remuneration SE No. 440/21 ($ / MW-month)	221,364
Minimum Remuneration To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Large ST Capacity > 100 MW
Remuneration SRRYME No. 1/19 (US$ / MW-month)	4,350
Remuneration SE No. 31/20 ($ / MW-month)	143,550
Remuneration SE No. 440/21 ($ / MW-month)	185,180
Base And Additional Remuneration To Hydroelectric Generators [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium HI Capacity > 120 ≤ 300 MW
Base And Additional Remuneration To Hydroelectric Generators One [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Small HI Capacity > 50 ≤ 120 MW
Base And Additional Remuneration To Hydroelectric Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium Pumped HI Capacity > 120 ≤ 300 MW
Base And Additional Remuneration To Hydroelectric Generators 3 [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Renewable HI Capacity ≤ 50 MW
Additional Remuneration To Hydroelectric Generators [Member]
IfrsStatementLineItems [Line Items]
[custom:WithAvailabilityCommitmentsPeriod]	Summer - Winter
Additional Remuneration To Hydroelectric Generators [Member] | Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 31/20	39,000
Additional Remuneration To Hydroelectric Generators [Member] | Minimum Remuneration To Thermal Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	50,310
Remuneration for second 25 hours ($ / MW-hmrt) SE No. 440/21	25,155
Additional Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
[custom:WithAvailabilityCommitmentsPeriod]	Summer – Winter
Additional Remuneration To Thermal Generators [Member] | Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Remuneration for second 25 hours ($ / MW-hmrt) SE No. 31/20	19,500
Additional Remuneration To Thermal Generators [Member] | Minimum Remuneration To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 31/20	6,500
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	8,385
Additional Remuneration To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:WithAvailabilityCommitmentsPeriod]	Fall - Spring